Organization and Business Operation (Details) - USD ($)							3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Mar. 04, 2024	Oct. 10, 2023	Sep. 29, 2023	Jul. 31, 2023	Jun. 28, 2022	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Apr. 26, 2023	Apr. 20, 2023
Organization and Business Operation [Line Items]
Incorporation date										Mar. 30, 2022
Cash and cash equivalents	$ 916,916						$ 1,626,610		$ 916,916	$ 1,626,610		$ 4,165,428
Accumulated deficit	(23,927,303)						(36,377,641)		(23,927,303)	(36,377,641)		(19,500,276)
Loss from operations							(4,801,149)	$ (3,376,737)	(4,426,964)	(12,449,475)	$ (7,795,714)	(7,310,098)
Common stock reserved for future issuance, value	50,000,000								50,000,000					$ 50,000,000
Total fees to achievement of all milestones		$ 33,000,000								33,000,000
Deposit	1,500,000						$ 1,500,000		1,500,000	$ 1,500,000
Issuance of share (in Shares)										1,600,000
Gross proceeds												9,020,000
Net proceeds				$ 20,100,000
Deducting amount				$ 5,100,000
Redeemable shares (in Shares)				467,122					467,122
Common stock, per share (in Dollars per share)							$ 1.5			$ 1.5
Repayment of working capital loans					$ 700,000
Issuance of an unsecured promissory note												$ 300,000
Unsecured Promissory Note [Member]
Organization and Business Operation [Line Items]
Issuance of an unsecured promissory note				$ 300,000
UPTD’s [Member]
Organization and Business Operation [Line Items]
Common stock, per share (in Dollars per share)				$ 10.86
Trust account				$ 700,000
PIPE Investors [Member]
Organization and Business Operation [Line Items]
Net proceeds				$ 10,000,000
Securities Purchase Agreements [Member]
Organization and Business Operation [Line Items]
Gross proceeds										$ 2,400,000
Business Combination [Member]
Organization and Business Operation [Line Items]
Transaction expenses					1,600,000
Funds trust account					700,000
Eureka [Member] | Services Agreement [Member]
Organization and Business Operation [Line Items]
Due to Eureka			$ 8,300,000
Eureka [Member] | License Agreement [Member]
Organization and Business Operation [Line Items]
Due to Eureka			$ 900,000
Eureka [Member]
Organization and Business Operation [Line Items]
Covering fees associated with milestones									3,500,000	$ 3,500,000
Equity Line Shares [Member]
Organization and Business Operation [Line Items]
Common stock reserved for future issuance, value													$ 50,000,000	$ 50,000,000
Estrella [Member]
Organization and Business Operation [Line Items]
Total fees to achievement of all milestones									$ 33,000,000
Covering fees associated with milestones	$ 3,500,000
Series AA Preferred Stock [Member]
Organization and Business Operation [Line Items]
Preferred stock authorized (in Shares)	105,000,000					105,000,000	105,000,000		105,000,000	105,000,000		105,000,000
Series A Preferred Stock [Member]
Organization and Business Operation [Line Items]
Preferred stock authorized (in Shares)	15,000,000						15,000,000		15,000,000	15,000,000		15,000,000
Gross proceeds						$ 5,000,000
Issuance of share value					$ 9,750,000